UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: February 29, 2016

Date of reporting period:  May 31, 2015

Item 1. Schedule of Investments.

Aurora Horizons Fund
Consolidated Schedule of Investments
May 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 58.68%
Aerospace & Defense - 3.52%
B/E Aerospace, Inc.	9,201	$527,585
Boeing Co. (e)	8,950	1,257,654
CAE, Inc. (a)	76,601	914,703
General Dynamics Corp.	400	56,064
Huntington Ingalls Industries, Inc.	300	37,197
Spirit AeroSystems Holdings, Inc. (b)	500	27,295
Textron, Inc. (e)	6,500	293,930
Triumph Group, Inc. (e)	35,395	2,360,493
United Technologies Corp. (e)	4,700	550,699
		6,025,620

Airlines - 1.02%
Alaska Air Group, Inc.	12,946	836,830
American Airlines Group, Inc.	18,736	793,844
Delta Air Lines, Inc.	100	4,292
JetBlue Airways Corp. (b)	500	10,080
Southwest Airlines Co. (e)	2,700	100,035
United Continental Holdings, Inc. (b)	100	5,459
		1,750,540

Auto Components - 3.27%
American Axle & Manufacturing Holdings, Inc. (b)	31,497	790,890
Cie Generale des Etablissements Michelin (a)	4,379	469,258
Faurecia (a)	10,040	451,717
Goodyear Tire & Rubber Co. (e)	51,193	1,630,241
Koito Manufacturing Co. Ltd. (a)	19,200	756,460
Lear Corp.	6,676	774,549
Magna International, Inc. (a)	12,681	729,284
		5,602,399

Automobiles - 1.01%
Fiat Chrysler Automobiles NV (a)(b)	1,800	28,854
General Motors Co. (e)(f)	25,455	915,616
Harley-Davidson, Inc. (e)	14,600	780,954
		1,725,424

Banks - 2.47%
Bank of America Corp. (f)	55,230	911,295
Citigroup, Inc. (e)(f)	14,675	793,624
First Republic Bank	3,500	211,925
JPMorgan Chase & Co. (f)	13,255	871,914
Regions Financial Corp. (e)	53,700	541,833
Wells Fargo & Co. (e)	6,300	352,548
Zions Bancorporation (e)	18,700	540,056
		4,223,195

Beverages - 2.39%
Anheuser Busch InBev NV (a)	9,651	1,163,525
Coca-Cola Enterprises, Inc. (e)	11,800	521,914
Heineken NV (a)	7,166	561,474
Molson Coors Brewing Co. (e)	18,789	1,378,737
PepsiCo, Inc. (e)	4,800	462,864
		4,088,514

Capital Markets - 1.20%
Ameriprise Financial, Inc.	400	49,836
E*Trade Financial Corp. (b)(e)	6,100	179,706
GAM Holding AG (a)	45,130	1,005,983
Invesco Ltd. (a)	7,200	286,776
Morgan Stanley	1,100	42,020
Northern Trust Corp. (e)	6,500	484,575
		2,048,896

Chemicals - 3.39%
Air Products & Chemicals, Inc.	9,227	1,354,155
Akzo Nobel NV (a)	10,603	807,598
Arkema SA (a)	5,151	382,605
Dow Chemical Co. (e)	6,400	333,248
FMC Corp. (e)	33,578	1,919,654
Huntsman Corp.	3,400	76,296
Kuraray Co. Ltd. (a)	47,800	628,912
Monsanto Co.	2,200	257,356
Mosaic Co.	900	41,265
		5,801,089

Commercial Services & Supplies - 0.50%
Secom Co. Ltd. (a)	12,893	863,342

Communications Equipment - 0.04%
Cisco Systems, Inc.	700	20,517
Harris Corp.	500	39,610
		60,127

Construction & Engineering - 1.60%
Aecom (b)	23,088	762,597
Jacobs Engineering Group, Inc. (b)	18,890	817,181
Quanta Services, Inc. (b)(e)	39,870	1,168,988
		2,748,766

Consumer Finance - 0.48%
Ally Financial, Inc. (b)	13,400	303,778
American Express Co. (f)	5,825	464,369
Navient Corp.	2,500	48,175
Santander Consumer USA Holdings, Inc. (b)	500	12,250
		828,572

Containers & Packaging - 1.62%
Graphic Packaging Holding Co.	8,000	113,920
Owens-Illinois, Inc. (b)(e)	110,705	2,645,849
Rock Tenn Co.	200	13,028
		2,772,797

Diversified Financial Services - 2.65%
ASX Ltd. (a)	25,343	806,622
Berkshire Hathaway, Inc. (b)(e)(f)	5,300	757,900
Far East Horizon Ltd. (a)	961,555	935,059
First Pacific Co. Ltd. (a)	902,552	854,402
ING Groep NV (a)(b)	43,032	707,748
Leucadia National Corp.	11,770	289,895
Rescap Liquidating Trust (b)	4,097	42,199
Voya Financial, Inc. (e)	3,300	149,523
		4,543,348

Diversified Telecommunication Services - 0.26%
CenturyLink, Inc.	1,400	46,536
Swisscom AG (a)	702	406,702
		453,238

Electric Utilities - 0.99%
American Electric Power Co., Inc. (e)	4,500	253,305
Exelon Corp. (e)	15,900	537,897
NextEra Energy, Inc. (e)	5,400	552,636
PPL Corp.	9,900	343,629
		1,687,467

Electronic Equipment, Instruments & Components - 1.10%
Anixter International, Inc. (b)	12,016	817,088
Flextronics International Ltd. (a)(b)	11,200	136,080
Ingram Micro, Inc. (b)(e)	35,017	938,806
		1,891,974

Energy Equipment & Services - 2.28%
Baker Hughes, Inc.	5,650	364,199
Diamond Offshore Drilling, Inc.	1,740	52,791
FMC Technologies, Inc. (b)	5,825	243,427
Forbes Energy Services Ltd. (b)	61,353	85,281
Halliburton Co.	16,100	730,940
John Wood Group PLC (a)	79,798	894,599
Noble Corp. PLC (a)	8,565	143,464
Rubis SCA (a)(b)	16,432	1,112,612
Schlumberger Ltd. (a)(f)	3,080	279,572
		3,906,885

Food & Staples Retailing - 0.47%
CVS Health Corp.	3,940	403,377
Kroger Co. (e)	1,700	123,760
Wal-Mart Stores, Inc.	3,770	279,998
		807,135

Food Products - 3.51%
Aryzta AG (a)	11,939	757,104
Bunge Ltd. (a)	300	27,768
Hershey Co.	3,700	343,582
JM Smucker Co.	4,886	579,235
Kerry Group PLC (a)	12,448	929,669
Kraft Foods Group, Inc.	20,835	1,759,516
Mead Johnson Nutrition Co. (e)	16,375	1,593,288
WhiteWave Foods Co. (b)	500	24,015
		6,014,177

Health Care Equipment & Supplies - 0.50%
BioMerieux (a)	7,643	853,699

Health Care Providers & Services - 2.92%
Aetna, Inc. (e)	1,500	176,955
Anthem, Inc. (e)	900	151,065
Centene Corp. (b)	400	30,136
Cigna Corp.	900	126,747
Community Health Systems, Inc. (b)	300	16,593
Fresenius SE & Co. KGaA (a)	14,233	905,566
HCA Holdings, Inc. (b)(e)	1,000	81,830
Humana, Inc.	1,619	347,518
Orpea (a)	14,339	1,010,581
Quest Diagnostics, Inc. (e)	1,100	82,753
Sonic Healthcare Ltd. (a)	57,628	884,714
UDG Healthcare PLC (a)	143,785	1,165,830
UnitedHealth Group, Inc.	200	24,042
		5,004,330

Hotels, Restaurants & Leisure - 1.47%
Carnival Corp. (a)	300	13,899
Darden Restaurants, Inc.	500	32,770
Hilton Worldwide Holdings, Inc. (b)	14,545	421,223
Isle Of Capri Casinos, Inc. (b)	5,250	74,603
McDonald's Corp. (f)	5,857	561,862
MGM Resorts International (b)	21,118	423,416
Royal Caribbean Cruises Ltd. (a)	100	7,598
Starwood Hotels & Resorts Worldwide, Inc.	6,665	551,595
Yum Brands, Inc. (f)	4,738	426,941
		2,513,907

Household Durables - 0.36%
Mohawk Industries, Inc. (b)	900	167,976
Whirlpool Corp. (e)	2,400	442,200
		610,176

Independent Power and Renewable Electricity Producers - 0.06%
NRG Energy, Inc.	4,000	100,800

Industrial Conglomerates - 1.08%
DCC PLC (a)	15,150	1,204,072
General Electric Co.	6,200	169,074
ThyssenKrupp AG (a)	18,036	477,791
		1,850,937

Insurance - 0.83%
American International Group, Inc. (e)(f)	22,155	1,298,505
Everest Re Group Ltd. (a)(e)	700	127,057
		1,425,562

Internet Software & Services - 0.76%
Google, Inc. - Class C (b)(f)	531	282,550
Google, Inc. - Class A (b)(f)	525	286,293
Open Text Corp. (a)	15,425	657,014
Spark Networks, Inc. (b)	25,245	76,492
		1,302,349

IT Services - 1.92%
Accenture PLC (a)(f)	4,415	424,016
AtoS SE (a)	6,403	492,479
Broadridge Financial Solutions, Inc.	100	5,418
Computer Sciences Corp.	200	13,720
Itochu Techno-Solutions Corp. (a)	21,100	499,471
Nomura Research Institute Ltd. (a)	22,757	875,516
Transcosmos, Inc. (a)	38,700	912,661
Western Union Co. (e)	2,100	46,095
Xerox Corp.	1,400	15,988
		3,285,364

Machinery - 2.10%
Cummins, Inc.	2,100	284,655
Kurita Water Industries Ltd. (a)	27,200	654,387
Spirax-Sarco Engineering PLC (a)	18,102	964,473
Sulzer AG (a)	3,897	428,324
Terex Corp.	27,026	668,353
Valmont Industries, Inc.	4,740	589,893
		3,590,085

Media - 2.04%
CBS Corp.	12,100	746,812
Comcast Corp. - Special Class A	200	11,600
Comcast Corp. - Class A (e)	4,300	251,378
DISH Network Corp. (b)	15,372	1,088,184
Liberty Global PLC - Class A (a)(b)	3,132	180,184
Liberty Global PLC - Class C (a)(b)	8,566	460,423
Viacom, Inc. (f)	5,750	384,560
Walt Disney Co.	3,425	378,017
		3,501,158

Metals & Mining - 0.02%
Alcoa, Inc.	1,100	13,750
Freeport-McMoRan, Inc.	900	17,685
		31,435

Multiline Retail - 0.36%
Dillard's, Inc.	200	23,202
Kohl's Corp. (f)	8,990	588,755
		611,957

Multi-Utilities - 0.31%
DTE Energy Co. (e)	6,700	530,841

Oil, Gas & Consumable Fuels - 0.41%
Cheniere Energy, Inc. (b)	7,208	546,582
EOG Resources, Inc.	372	32,993
HollyFrontier Corp.	700	29,155
Marathon Petroleum Corp. (e)	300	31,038
Tesoro Corp.	300	26,550
Valero Energy Corp. (e)	700	41,468
		707,786

Paper & Forest Products - 0.05%
International Paper Co. (e)	1,500	77,745

Pharmaceuticals - 2.75%
Actavis PLC (a)(b)	1,992	611,166
Endo International PLC (a)(b)	3,949	330,768
Mylan NV (a)(b)	8,544	620,551
Perrigo Co. PLC (a)	9,196	1,749,999
Zoetis, Inc.	28,155	1,401,274
		4,713,758

Professional Services - 0.53%
Teleperformance (a)	12,325	907,759

Road & Rail - 0.30%
Hertz Global Holdings, Inc. (b)	26,131	519,746

Semiconductors & Semiconductor Equipment - 2.19%
Altera Corp.	20,031	978,514
Avago Technologies Ltd. (a)	3,377	500,033
Broadcom Corp.	11,686	664,349
Intel Corp. (e)	3,200	110,272
Lam Research Corp.	300	24,675
Micron Technology, Inc. (b)	800	22,344
NXP Semiconductors NV (a)(b)	12,599	1,414,238
SunEdison, Inc. (b)	1,400	41,958
		3,756,383

Software - 0.01%
Symantec Corp.	700	17,237

Specialty Retail - 1.18%
Bed Bath & Beyond, Inc. (b)(e)(f)	7,175	511,721
Best Buy Co., Inc.	400	13,880
Dick's Sporting Goods, Inc.	3,800	204,136
Gap, Inc.	600	22,998
Hotel Shilla Co. Ltd. (a)	9,375	1,010,884
Signet Jewelers Limited (a)(e)	1,900	245,727
Staples, Inc.	1,200	19,758
		2,029,104

Technology Hardware, Storage & Peripherals - 0.55%
Apple, Inc. (e)(f)	6,940	904,143
Hewlett-Packard Co. (e)	200	6,680
Seagate Technology PLC (a)	600	33,384
		944,207

Textiles, Apparel & Luxury Goods - 0.08%
Coach, Inc.	600	21,222
Hanesbrands, Inc.	3,500	111,510
		132,732

Thrifts & Mortgage Finance - 0.21%
Hudson City Bancorp, Inc. (e)	12,500	118,938
Ocwen Financial Corp. (b)	23,140	235,102
		354,040

Tobacco - 0.13%
Lorillard, Inc.	3,112	225,558

Trading Companies & Distributors - 1.23%
Brammer PLC (a)	158,602	751,462
United Rentals, Inc. (b)	900	80,019
WESCO International, Inc. (b)(e)	17,755	1,275,874
		2,107,355

Transportation Infrastructure - 0.56%
SATS Ltd. (a)	383,168	963,533
TOTAL COMMON STOCKS (Cost $91,941,212)		100,513,048

EXCHANGE-TRADED FUNDS - 0.19%
Other Investment Pools and Funds - 0.19%
SPDR S&P 500 ETF Trust (e)	1,555	328,307
TOTAL EXCHANGE-TRADED FUNDS (Cost $307,881)		328,307

	Principal
	Amount	Value
CORPORATE BONDS - 9.13%
Automobiles - 0.54%
General Motors Co.
5.200%, 04/01/2045	901,000	922,857

Chemicals - 0.22%
Hexion, Inc.
10.000%, 04/15/2020 (g)	352,000	374,880

Consumer Staples - 0.15%
Alphabet Holding Co., Inc.
7.750%, 11/01/2017	250,000	253,437

Containers & Packaging - 0.39%
Ardagh Packaging Finance PLC
6.250%, 01/31/2019 (a)(g)	250,000	255,625
PaperWorks Industries, Inc.
9.500%, 08/15/2019 (g)	400,000	407,500
		663,125

Data Processing, Hosting, and Related Services - 0.10%
First Data Corp.
11.750%, 08/15/2021	150,000	171,938

Diversified Consumer Services - 0.67%
Apex Tool Group LLC
7.000%, 02/01/2021 (g)	261,000	239,467
Board of Trustees of The Leland Stanford Junior University
4.249%, 05/01/2054	84,000	90,216
Cenveo Corp.
6.000%, 08/01/2019 (g)	300,000	286,500
8.500%, 09/15/2022 (g)	150,000	127,312
Chinos Intermediate Holdings A, Inc.
7.750%, 05/01/2019 (g)	125,000	107,812
NES Rentals Holdings, Inc.
7.875%, 05/01/2018 (g)	300,000	308,250
		1,159,557

Diversified Financial Services - 0.14%
Harland Clarke Holdings Corp.
9.750%, 08/01/2018 (g)	225,000	237,994

Diversified Telecommunications Services - 0.13%
Intelsat Luxembourg SA
7.750%, 06/01/2021 (a)	250,000	226,563

Energy Equipment & Services - 0.12%
Pioneer Energy Services Corp.
6.125%, 03/15/2022	250,000	203,750

Health Care Providers & Services - 0.58%
Children's Hospital Medical Center
4.268%, 05/15/2044	80,000	80,784
Cleveland Clinic Foundation
4.858%, 01/01/2114	102,000	99,835
Dignity Health
5.267%, 11/01/2064	114,000	120,833
InVentiv Health, Inc.
11.000%, 08/15/2018 (g)	43,000	41,818
11.000%, 08/15/2018 (g)	631,000	621,535
Trinity Health Corp.
4.125%, 12/01/2045	39,000	37,436
		1,002,241

Hotels, Restaurants & Leisure - 0.54%
CEC Entertainment, Inc.
8.000%, 02/15/2022	250,000	255,000
MTR Gaming Group, Inc.
11.500%, 08/01/2019	400,000	429,000
Scientific Games International, Inc.
10.000%, 12/01/2022	250,000	243,125
		927,125

Leisure Products - 0.25%
Icon Health & Fitness, Inc.
11.875%, 10/15/2016 (g)	417,000	421,691

Machinery - 0.38%
Navistar International Corp.
8.250%, 11/01/2021	300,000	301,500
Titan International, Inc.
6.875%, 10/01/2020	379,000	351,996
		653,496

Media - 0.47%
Clear Channel Communications, Inc.
14.000%, 02/01/2021	250,000	193,438
McClatchy Co.
9.000%, 12/15/2022	200,000	195,750
Postmedia Network, Inc.
12.500%, 07/15/2018 (a)	397,000	411,888
		801,076

Metals & Mining - 0.58%
Cliffs Natural Resources, Inc.
5.950%, 01/15/2018	914,000	767,760
FMG Resources August 2006 Property Ltd.
9.750%, 03/01/2022 (a)(g)	25,000	26,313
Murray Energy Corp.
11.250%, 04/15/2021	200,000	193,500
		987,573

Multiline Retail - 0.22%
Claire's Stores, Inc.
9.000%, 03/15/2019 (g)	200,000	178,500
JC Penney Corp., Inc.
5.650%, 06/01/2020	200,000	181,500
Midas Intermediate Holdco II LLC
7.875%, 10/01/2022 (g)	20,000	20,200
		380,200

Oil, Gas & Consumable Fuels - 2.47%
DCP Midstream LLC
9.750%, 03/15/2019 (g)	478,000	559,647
Energy XXI Gulf Coast, Inc.
11.000%, 03/15/2020 (g)	200,000	184,000
EP Energy LLC
9.375%, 05/01/2020	125,000	136,406
6.375%, 06/15/2023 (g)	80,000	80,200
FTS International, Inc.
7.808%, 06/15/2020 (g)	80,000	80,048
6.250%, 05/01/2022	100,000	80,250

Halcon Resources Corp.
8.875%, 05/15/2021	275,000	194,562
NGPL PipeCo LLC
9.625%, 06/01/2019 (g)	1,357,000	1,390,925
Peabody Energy Corp.
10.000%, 03/15/2022 (g)	200,000	155,000
Penn Virginia Corp.
7.250%, 04/15/2019	200,000	180,000
Sanchez Energy Corp.
6.125%, 01/15/2023	250,000	238,750
Sandridge Energy, Inc.
7.500%, 03/15/2021	300,000	173,250
Talisman Energy, Inc.
5.850%, 02/01/2037 (a)	118,000	117,395
6.250%, 02/01/2038 (a)	175,000	182,777
5.500%, 05/15/2042 (a)	506,000	482,674
		4,235,884

Software - 0.53%
Interface Security Systems Holdings, Inc.
9.250%, 01/15/2018	888,000	901,320

Utilities - 0.50%
EDP Finance BV
5.250%, 01/14/2021 (a)(g)	795,000	854,275

Wireless Telecommunications Services - 0.15%
Digicel Group Ltd.
8.250%, 09/30/2020 (a)(c)(g)	250,000	260,500
TOTAL CORPORATE BONDS (Cost $15,592,619)		15,639,482

MUNICIPAL BONDS - 1.97%
Alabama - 0.21%
Birmingham-Jefferson Civic Center Authority
3.000%, 07/01/2027	55,000	53,366
3.250%, 07/01/2029	50,000	48,674
3.375%, 07/01/2030	45,000	43,880
Cullman Utilities Board Water Division
3.750%, 09/01/2040	50,000	48,100
3.750%, 09/01/2045	95,000	89,734
Decatur City Board of Education
0.000%, 02/01/2045 (h)	55,000	54,394
Muscle Shoals Utilities Board
3.500%, 12/01/2038	30000	28209
		366,357

Arizona - 0.01%
Maricopa County Unified School District No. 60 Higley
3.250%, 07/01/2031	10,000	9,635
3.375%, 07/01/2033	15,000	14,467
		24,102

California - 0.21%
Cotati-Rohnert Park Unified School District
4.000%, 08/01/2049	55,000	54,693
Norco Community Redevelopment Agency Successor Agency
3.250%, 03/01/2028	55,000	54,039
San Pablo Joint Powers Financing Authority
3.625%, 11/01/2044	30,000	28,971
Sausalito Marin School District
3.375%, 08/01/2042	5,000	4,444
University of California
4.767%, 05/15/2115	234,000	221,582
		363,729

Florida - 0.18%
City of Miramar, FL
3.250%, 10/01/2031	60,000	55,293
3.375%, 10/01/2032	155,000	140,653
City of Pompano Beach, FL
3.500%, 09/01/2035	50,000	45,130
Halifax Hospital Medical Center
4.000%, 06/01/2038	30,000	29,095
4.000%, 06/01/2041	30,000	28,735
		298,906

Georgia - 0.03%
Georgia Higher Education Facilities Authority
0.000%, 06/15/2040 (h)	55,000	53,533

Illinois - 0.02%
City of Chicago, IL
5.500%, 01/01/2037	30,000	29,998

Kansas - 0.11%
Bourbon County Unified School District No. 234 - Fort Scott
4.000%, 09/01/2040	190,000	190,283

Michigan - 0.06%
Michigan Finance Authority
5.000%, 06/01/2039	50,000	54,297
Michigan Strategic Fund
4.000%, 10/15/2047	40,000	39,426
		93,723

Minnesota - 0.03%
St. Paul Housing & Redevelopment Authority
0.000%, 07/01/2035 (h)	55,000	54,178

Missouri - 0.04%
Missouri Joint Municipal Electric Utility Commission
3.250%, 12/01/2028	70,000	68,351

Nebraska - 0.06%
Omaha Public Power District
4.000%, 02/01/2038	100,000	101,358

North Carolina - 0.04%
County of Pitt, NC
3.000%, 04/01/2031	30,000	28,682
3.125%, 04/01/2032	35,000	33,730
		62,412

Ohio - 0.74%
Bethel Local School District
4.000%, 11/01/2051	70,000	69,203
City of Marysville, OH Wastewater Treatment System Revenue
3.500%, 12/01/2031	20,000	19,533
3.750%, 12/01/2035	20,000	19,663
City of Westlake, OH
4.000%, 12/01/2037	40,000	40,537
4.000%, 12/01/2041	40,000	40,220
4.125%, 12/01/2044	65,000	65,790
Cloverleaf Local School District
3.500%, 03/01/2032	70,000	68,346
County of Cuyahoga, OH
3.625%, 12/01/2035	80,000	77,465
Elyria City School District
3.000%, 12/01/2035	100,000	90,976
Liberty Center Local School District
4.125%, 11/01/2051	80,000	80,020
Northeast Ohio Regional Sewer District
4.000%, 11/15/2049	250,000	252,350
Ohio University
5.590%, 12/01/2114	410,000	435,518
Southeastern Ohio Port Authority
5.000%, 12/01/2035	10,000	10,228
		1,269,849

Pennsylvania - 0.11%
County of Bedford, PA
3.250%, 09/01/2032	30,000	27,599
3.375%, 09/01/2035	35,000	32,443
Erie County Conventional Center Authority
3.000%, 01/15/2028	10,000	9,572
3.125%, 01/15/2029	30,000	28,695
3.250%, 01/15/2030	40,000	38,330
3.250%, 01/15/2031	15,000	14,239
State College Area School District
3.250%, 03/15/2035	43,000	40,590
		191,468

Puerto Rico - 0.03%
Puerto Rico Highways & Transportation Authority
5.550%, 07/01/2018	30,000	26,309
5.850%, 07/01/2025	25,000	19,490
		45,799

Texas - 0.03%
Klein Independent School District
4.000%, 02/01/2044	55,000	56,704

West Virginia - 0.05%
Berkeley County Public Service Sewer District
3.250%, 10/01/2035	20,000	18,776
Concord Univeristy
4.000%, 06/01/2035	40,000	40,121
4.000%, 06/01/2044	10,000	9,915
4.000%, 06/01/2039	20,000	19,970
		88,782

Wisconsin - 0.01%
Public Finance Authority
4.100%, 04/01/2034	5,000	4,821
4.250%, 04/01/2040	20,000	18,941
		23,762
TOTAL MUNICIPAL BONDS (Cost $3,396,787)		3,383,294

BANK LOANS - 2.01%
Avaya T/L
6.500%, 03/30/2018	523,897	524,670
CJ Holdings
6.500%, 03/31/2020	150,000	141,688
Clear Channel TL
6.935%, 01/30/2019	504,000	472,591
Fieldwood
8.375%, 09/30/2020	300,000	247,312
FTS International, Inc.
5.750%, 04/11/2021	100,000	84,281
Jonah Energy
7.500%, 05/12/2021	400,000	380,500
Murray Energy Corp.
7.500%, 04/09/2020	375,000	364,395
Neff Rental
7.250%, 06/09/2021	450,000	447,188
New Page Corp.
9.500%, 02/11/2021	225,000	193,876
Offshore Group Vantage
5.750%, 03/28/2019	380,000	272,015
Rue 21
5.625%, 10/09/2020	180,000	167,287
Stallion Oilfield
8.000%, 06/19/2018	175,000	148,149
TOTAL BANK LOANS (Cost $3,386,813)		3,443,952

INVESTMENT COMPANIES - 0.34%
BlackRock MuniAssets Fund, Inc.	1,313	18,185
Eaton Vance Municipal Income Term Trust	964	16,667
Nuveen Dividend Advantage Municipal Fund 3	22,087	302,813
Nuveen Dividend Advantage Municipal Income Fund	17,935	248,579
TOTAL INVESTMENT COMPANIES (Cost $554,727)		586,244

	Contracts
PURCHASED OPTIONS - 1.21%
Call Options - 0.46%
American Airlines Group, Inc.
Expiration: June 2015, Exercise Price $52.50	90	360
Applied Materials, Inc.
Expiration: June 2015, Exercise Price $22.00	46	184
Baker Hughes, Inc.
Expiration: January 2016, Exercise Price $60.00	7	5,320
Delta Air Lines, Inc.
Expiration: July 2015, Exercise Price $45.00	45	5,760
DISH Network Corp.
Expiration: June 2015, Exercise Price $70.00	19	3,914
eBay, Inc.
Expiration: January 2016, Exercise Price $50.00	94	117,970
iShares Russell 2000 ETF
Expiration: June 2015, Exercise Price $124.50	150	11,250
Kraft Foods Group, Inc.
Expiration: June 2015, Exercise Price $67.50	29	49,880
S&P 500 Index
Expiration: June 2015, Exercise Price $2,150.00	65	30,225
SPDR S&P 500 ETF Trust
Expiration: January 2016, Exercise Price $200.00	339	554,265
United Continental Holdings, Inc.
Expiration: July 2015, Exercise Price $55.00	45	13,230
Vale SA
Expiration: September 2015, Exercise Price $8.00	120	2,880
		795,238
Put Options - 0.75%
EOG Resources, Inc.
Expiration: June 2015, Exercise Price $87.50	16	2,144
iShares Russell 2000 ETF
Expiration: June 2015, Exercise Price $122.00	80	10,240
iShares US Real Estate ETF
Expiration: June 2015, Exercise Price $75.00	124	14,012
Powershares QQQ Trust Series 1
Expiration: June 2015, Exercise Price $105.00	88	528
iShares China Large-Cap ETF
Expiration: July 2015, Exercise Price $37.00 (d)	168	672
Expiration: July 2015, Exercise Price $40.00 (d)	168	1,848
Expiration: July 2015, Exercise Price $46.00 (d)	168	16,128
iShares iBoxx High Yield Corporate Bond ETF
Expiration: July 2015, Exercise Price $80.00 (d)	74	555
Expiration: July 2015, Exercise Price $89.00 (d)	74	5,920
iShares MSCI EAFE ETF
Expiration: July 2015, Exercise Price $52.00 (d)	274	1,370
Expiration: July 2015, Exercise Price $59.00 (d)	274	6,576
Expiration: July 2015, Exercise Price $64.00 (d)	274	24,386
S&P 500 Index
Expiration: June 2015, Exercise Price $2,050.00	22	22,088
Expiration: June 2015, Exercise Price $2,075.00	9	13,995
Expiration: June 2015, Exercise Price $2,080.00	36	25,020
SPDR S&P 500 ETF Trust
Expiration: June 2015, Exercise Price $211.00	81	11,178

Expiration: June 2015, Exercise Price $187.00	69	621
Expiration: July 2015, Exercise Price $160.00 (d)	105	630
Expiration: July 2015, Exercise Price $170.00 (d)	105	1,050
Expiration: July 2015, Exercise Price $200.00 (d)	105	14,280
Expiration: September 2015, Exercise Price $195.00	69	18,975
Expiration: January 2016, Exercise Price $140.00	343	19,894
Expiration: January 2016, Exercise Price $195.00	1,199	695,420
Expiration: January 2016, Exercise Price $200.00	514	364,426
		1,271,956
TOTAL PURCHASED OPTIONS (Cost $3,460,000)		2,067,194

	Shares
RIGHTS - 0.01%
Rubis SCA (a)	17,410	17,420
TOTAL RIGHTS (Cost $17,885)		17,420

WARRANTS - 0.06%
Oil, Gas & Consumable Fuels - 0.06%
Kinder Morgan, Inc.
Expiration: 05/27/2017
Exercise Price: $40.00 (b)	25,500	100,980
TOTAL WARRANTS (Cost $103,931)		100,980

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 28.22%
Money Market Funds - 28.22%
STIT-STIC Prime Portfolio, 0.070% (c)(d)(e)	24,114,749	24,114,750
STIT-Treasury Portfolio, 0.020% (c)(d)(e)	24,229,749	24,229,750
TOTAL SHORT-TERM INVESTMENTS (Cost $48,344,500)		48,344,500

Total Investments (Cost $167,106,355) - 101.82%		174,424,421
Liabilities in Excess of Other Assets - (1.82)%		(3,120,848)
TOTAL NET ASSETS - 100.00%		$171,303,573

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Foreign-issued security.
(b)	Non-income producing security.
(c)	Variable rate security. The rate shown is as of May 31, 2015.
(d)	All or a portion of this security is held by Aurora Horizons Fund CFC Ltd.
(e)
All or a portion of this security is pledged as collateral for securities sold short, and derivative instruments including written options, swaps, forwards, futures with an aggregate fair value of $36,119,537.

(f) All or a portion of this security may be subject to call options written.
(g) Securities issued pursuant to Rule 144A under the Securities Act of 1933. Such Securities are deemed to be liquid and aggregate value, $7,219,992, represents 4.21% of net assets.
(h) Security was purchased on a when-issued basis.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Aurora Horizons Fund
Consolidated Schedule of Securities Sold Short
May 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS
Aerospace & Defense
Precision Castparts Corp.	(700)	$(148,141)
Rockwell Collins, Inc.	(1,500)	(142,785)
		(290,926)

Automobiles
Tesla Motors, Inc.	(100)	(25,080)

Banks
BB&T Corp.	(6,100)	(240,767)
CIT Group, Inc.	(4,400)	(203,544)
JPMorgan Chase & Co.	(4,300)	(282,854)
KeyCorp	(500)	(7,290)
PNC Financial Services Group, Inc.	(4,300)	(411,467)
SVB Financial Group	(1,900)	(256,329)
		(1,402,251)

Building Products
Fortune Brands Home & Security, Inc.	(1,200)	(55,032)
Masco Corp.	(6,400)	(173,248)
		(228,280)

Capital Markets
Bank of New York Mellon Corp.	(6,400)	(277,504)
Raymond James Financial, Inc.	(5,200)	(302,224)
State Street Corp.	(2,500)	(194,825)
TD Ameritrade Holding Corp.	(9,300)	(345,495)
		(1,120,048)

Chemicals
EI Du Pont de Nemours & Co.	(3,300)	(234,333)
LyondellBasell Industries NV (a)	(400)	(40,440)
WR Grace & Co.	(500)	(48,965)
		(323,738)

Commercial Services & Supplies
Stericycle, Inc.	(1,500)	(205,950)

Construction & Engineering
Chicago Bridge & Iron Co. NV (a)	(200)	(10,852)
Jacobs Engineering Group, Inc.	(6,900)	(298,494)
		(309,346)

Consumer Finance
American Express Co.	(3,600)	(286,992)

Electric Utilities
Duke Energy Corp.	(5,200)	(393,796)

Electrical Equipment
Ametek, Inc.	(5,900)	(317,184)
Rockwell Automation, Inc.	(1,700)	(208,913)
Sensata Technologies Holding NV (a)	(300)	(16,527)
SolarCity Corp.	(200)	(12,024)
		(554,648)

Electronic Equipment, Instruments & Components
Trimble Navigation Ltd.	(1,700)	(39,848)

Energy Equipment & Services
Cameron International Corp.	(500)	(25,665)
FMC Technologies, Inc.	(700)	(29,253)
		(54,918)

Food & Staples Retailing
Costco Wholesale Corp.	(1,100)	(156,849)
Sprouts Farmers Market, Inc.	(10,597)	(317,804)
		(474,653)

Food Products
Campbell Soup Co.	(8,300)	(401,222)
Hain Celestial Group, Inc.	(700)	(44,289)
JM Smucker Co.	(2,500)	(296,375)
McCormick & Co., Inc.	(5,000)	(392,500)
		(1,134,386)

Health Care Equipment & Supplies
IDEXX Laboratories, Inc.	(400)	(54,240)
Intuitive Surgical, Inc.	(100)	(48,775)
Sirona Dental Systems, Inc.	(1,300)	(128,336)
		(231,351)

Health Care Providers & Services
Brookdale Senior Living, Inc.	(1,200)	(45,228)
Catamaran Corp. (a)	(300)	(17,955)
		(63,183)

Hotels, Restaurants & Leisure
Melco Crown Entainment Ltd. - ADR	(1,400)	(27,076)

Household Products
Church & Dwight Co., Inc.	(2,000)	(167,940)
Colgate-Palmolive Co.	(3,000)	(200,370)
		(368,310)

Independent Power and Renewable Electricity Producers
Calpine Corp.	(1,100)	(22,110)

Insurance
Alleghany Corp.	(400)	(190,140)
Willis Group Holdings PLC (a)	(1,800)	(85,428)
		(275,568)

Internet & Catalog Retail
TripAdvisor, Inc.	(500)	(38,130)

Internet Software & Services
Alibaba Group Holding Ltd. - ADR	(4,253)	(379,878)
CoStar Group, Inc.	(100)	(20,891)
eBay, Inc.	(4,900)	(300,664)
Twitter, Inc.	(100)	(3,667)
Zillow Group, Inc.	(100)	(9,139)
		(714,239)

IT Services
Alliance Data Systems Corp.	(900)	(268,227)
Visa, Inc.	(100)	(6,868)
		(275,095)

Machinery
Caterpillar, Inc.	(2,800)	(238,896)
Colfax Corp.	(4,800)	(241,872)
Deere & Co.	(1,100)	(103,048)
Flowserve Corp.	(200)	(11,000)
Ingersoll-Rand PLC (a)	(1,700)	(116,926)
Middleby Corp.	(600)	(65,220)
PACCAR, Inc.	(4,100)	(260,596)
Parker-Hannifin Corp.	(3,000)	(361,290)
Pentair PLC (a)	(500)	(32,015)
WABCO Holdings, Inc.	(400)	(50,568)
		(1,481,431)

Media
Liberty Global PLC - Class A (a)	(300)	(17,259)
Liberty Global PLC - Class C (a)	(400)	(21,500)
		(38,759)

Metals & Mining
Rio Tinto PLC - ADR	(3,100)	(135,687)
Vale SA - ADR	(13,000)	(81,900)
		(217,587)

Multiline Retail
Macy's, Inc.	(1,000)	(66,950)

Multi-Utilities
NiSource, Inc.	(1,100)	(51,898)

Oil, Gas & Consumable Fuels
Antero Resources Corp.	(700)	(28,007)
Cheniere Energy, Inc.	(400)	(30,332)
Cimarex Energy Co.	(200)	(23,102)
Kinder Morgan, Inc.	(16,550)	(686,660)
ONEOK, Inc.	(700)	(29,344)
Pioneer Natural Resources Co.	(300)	(44,349)
Range Resources Corp.	(600)	(33,246)
Spectra Energy Corp.	(6,600)	(232,122)
Williams Companies, Inc.	(900)	(45,990)
		(1,153,152)

Professional Services
IHS, Inc.	(800)	(98,720)

Real Estate Management & Development
Realogy Holdings Corp.	(100)	(4,695)

Software
ANSYS, Inc.	(1,400)	(124,600)
Autodesk, Inc.	(400)	(21,660)
CDK Global, Inc.	(700)	(37,303)
NetSuite, Inc.	(500)	(46,710)
Salesforce.com, Inc.	(100)	(7,275)
ServiceNow, Inc.	(300)	(22,983)
Workday, Inc.	(100)	(7,892)
		(268,423)

Specialty Retail
AutoZone, Inc.	(100)	(67,362)
Bed Bath & Beyond, Inc.	(3,200)	(228,224)
Foot Locker, Inc.	(2,400)	(151,680)
Lowe's Companies, Inc.	(1,550)	(108,469)
TJX Companies, Inc.	(1,400)	(90,132)
		(645,867)

Textiles, Apparel & Luxury Goods
Michael Kors Holdings Ltd. (a)	(1,350)	(62,775)
Under Armour, Inc.	(5,984)	(469,205)
		(531,980)

Trading Companies & Distributors
Fastenal Co.	(3,900)	(161,889)
WW Grainger, Inc.	(1,500)	(360,495)
		(522,384)

Wireless Telecommunication Services
SBA Communications Corp.	(600)	(67,086)
Sprint Corp.	(4,400)	(20,460)
		(87,546)
TOTAL COMMON STOCKS (Proceeds $14,069,733)		(14,029,314)

EXCHANGE-TRADED FUNDS
Consumer Discretionary Select Sector SPDR Fund	(1,200)	(91,560)
Consumer Staples Select Sector SPDR Fund	(7,000)	(341,530)
Energy Select Sector SPDR Fund	(26,109)	(2,046,162)
Financial Select Sector SPDR Fund	(5,300)	(130,380)
Health Care Select Sector SPDR Fund	(1,800)	(135,000)
Industrial Select Sector SPDR Fund	(4,400)	(245,564)
iShares MSCI Emerging Markets ETF	(6,000)	(246,720)
Materials Select Sector SPDR Fund	(1,900)	(96,159)
Nikkei 225 Exchange Traded Fund (a)	(4,620)	(788,022)
Nomura TOPIX Exchange Traded Fund (a)	(28,730)	(398,607)
SPDR S&P 500 ETF Trust	(24,630)	(5,200,132)
SPDR S&P MidCap 400 ETF Trust	(9,312)	(2,585,011)
Technology Select Sector SPDR Fund	(1,800)	(78,066)
Utilities Select Sector SPDR Fund	(7,700)	(342,650)
Vanguard FTSE Europe ETF	(19,569)	(1,109,171)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $13,533,563)		(13,834,734)

	Principal
	Amount
CORPORATE BONDS
Oil, Gas & Consumable Fuels
Halcon Resources Corp.
8.625%, 02/01/2020 (b)	(172,000)	(175,010)
Rio Oil Finance Trust Series 2014-1
6.250%, 07/06/2024 (b)	(904,000)	(903,015)
TOTAL CORPORATE BONDS (Proceeds $997,960)		(1,078,025)
Total Securities Sold Short (Proceeds $28,601,256)		$(28,942,073)

ADR	American Depositary Receipt
(a)	Foreign-issued security.
(b)	Securities issued pursuant to Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid and the aggregate value, $1,078,025 represents 0.63% of net assets.

Aurora Horizons Fund
Consolidated Schedule of Options Written
May 31, 2015 (Unaudited)

CALL OPTIONS	Contracts	Value
3M Co.
Expiration: January 2016, Exercise Price $180.00	(8)	(1,136)
Accenture PLC
Expiration: January 2016, Exercise Price $100.00	(44)	(17,160)
American Express Co.
Expiration: January 2016, Exercise Price $100.00	(38)	(1,064)
American International Group, Inc.
Expiration: January 2016, Exercise Price $55.00	(95)	(57,475)
Expiration: January 2016, Exercise Price $65.00	(38)	(4,921)
Apple, Inc.
Expiration: January 2016, Exercise Price $122.86	(38)	(54,340)
Bank of America Corp.
Expiration: January 2016, Exercise Price $22.00	(189)	(945)
Becton Dickinson & Co.
Expiration: June 2015, Exercise Price $160.00	(17)	(128)
Bed Bath & Beyond, Inc.
Expiration: January 2016, Exercise Price $82.50	(27)	(4,846)
Berkshire Hathaway, Inc.
Expiration: January 2016, Exercise Price $165.00	(17)	(1,785)
Citigroup, Inc.
Expiration: January 2016, Exercise Price $65.00	(69)	(3,657)
Colgate-Palmolive Co.
Expiration: January 2016, Exercise Price $75.00	(34)	(2,074)
Costco Wholesale Corp.
Expiration: January 2016, Exercise Price $155.00	(17)	(4,964)
General Motors Co.
Expiration: January 2016, Exercise Price $42.00	(144)	(6,912)
Google, Inc.
Expiration: January 2016, Exercise Price $545.00	(6)	(18,780)
Home Depot, Inc.
Expiration: January 2016, Exercise Price $115.00	(27)	(13,122)
Johnson & Johnson
Expiration: January 2016, Exercise Price $115.00	(14)	(742)
JPMorgan Chase & Co.
Expiration: January 2016, Exercise Price $70.00	(86)	(16,770)
Kohl's Corp.
Expiration: January 2016, Exercise Price $65.00	(14)	(6,020)
Lowe's Cos., Inc.
Expiration: January 2016, Exercise Price $75.00	(34)	(8,670)
McDonald's Corp.
Expiration: January 2016, Exercise Price $105.00	(14)	(3,220)
Nike, Inc.
Expiration: January 2016, Exercise Price $105.00	(17)	(8,670)
Patterson Companies, Inc.
Expiration: July 2015, Exercise Price $55.00	(26)	(390)
Red Robin Gourmet Burgers, Inc.

Expiration: June 2015, Exercise Price $90.00	(17)	(595)
Schlumberger Ltd.
Expiration: January 2016, Exercise Price $92.50	(16)	(8,400)
Sherwin-Williams Co.
Expiration: January 2016, Exercise Price $300.00	(6)	(6,810)
SPDR S&P 500 ETF Trust
Expiration: January 2016, Exercise Price $215.00	(339)	(223,401)
Viacom, Inc.
Expiration: January 2016, Exercise Price $80.00	(29)	(2,465)
Yum Brands, Inc.
Expiration: January 2016, Exercise Price $80.00	(17)	(22,100)
		(501,562)
PUT OPTIONS
Abbott Laboratories
Expiration: January 2016, Exercise Price $42.00	(59)	(5,900)
Accenture PLC
Expiration: January 2016, Exercise Price $82.50	(30)	(6,075)
American Express Co.
Expiration: January 2016, Exercise Price $82.50	(29)	(18,777)
American International Group, Inc.
Expiration: January 2017, Exercise Price $40.00	(111)	(13,708)
Apple, Inc.
Expiration: January 2016, Exercise Price $102.14	(30)	(5,490)
Bank of America Corp.
Expiration: January 2016, Exercise Price $12.00	(230)	(2,760)
Bank of New York Mellon Corp.
Expiration: January 2016, Exercise Price $32.00	(85)	(2,720)
Bed Bath & Beyond, Inc.
Expiration: January 2016, Exercise Price $70.00	(36)	(17,010)
Berkshire Hathaway, Inc.
Expiration: January 2016, Exercise Price $135.00	(35)	(12,250)
Boeing Co.
Expiration: January 2016, Exercise Price $110.00	(42)	(6,762)
CarMax, Inc.
Expiration: January 2016, Exercise Price $57.50	(81)	(13,770)
Coca-Cola Co.
Expiration: January 2016, Exercise Price $40.00	(123)	(22,755)
Corning, Inc.
Expiration: January 2016, Exercise Price $20.00	(113)	(13,842)
CVS Health Corp.
Expiration: January 2016, Exercise Price $87.50	(27)	(3,766)
Ensco PLC
Expiration: January 2016, Exercise Price $35.00	(40)	(47,200)
Expeditors International of Washington, Inc.
Expiration: January 2016, Exercise Price $38.00	(137)	(8,905)
Express Scripts Holdings Co.
Expiration: January 2016, Exercise Price $72.50	(32)	(6,032)
General Electric Co.
Expiration: January 2016, Exercise Price $23.00	(110)	(4,400)
Google, Inc.
Expiration: January 2016, Exercise Price $470.00	(5)	(6,275)

Halliburton Co.
Expiration: January 2016, Exercise Price $45.00	(59)	(22,125)
Harley-Davidson, Inc.
Expiration: January 2016, Exercise Price $50.00	(21)	(5,544)
International Business Machines Corp.
Expiration: January 2016, Exercise Price $140.00	(17)	(3,519)
iShares Russell 2000 ETF
Expiration: June 2015, Exercise Price $115.00	(80)	(2,880)
iShares China Large-Cap ETF
Expiration: July 2015, Exercise Price $43.00 (a)	(168)	(5,544)
iShares iBoxx High Yield Corporate Bond ETF
Expiration: July 2015, Exercise Price $86.00 (a)	(74)	(2,220)
iShares MSCI EAFE ETF
Expiration: July 2015, Exercise Price $61.00 (a)	(274)	(11,234)
Jacobs Engineering Group, Inc.
Expiration: July 2015, Exercise Price $32.50	(63)	(1,103)
JPMorgan Chase & Co.
Expiration: January 2016, Exercise Price $50.00	(34)	(2,380)
Kohl's Corp.
Expiration: January 2016, Exercise Price $45.00	(35)	(1,487)
Expiration: January 2016, Exercise Price $50.00	(47)	(3,878)
Expiration: January 2016, Exercise Price $57.50	(25)	(5,625)
National Oilwell Varco, Inc.
Expiration: January 2016, Exercise Price $60.00	(36)	(45,720)
Powershares QQQ Trust Series 1
Expiration: June 2015, Exercise Price $100.00	(88)	(132)
QUALCOMM, Inc.
Expiration: January 2016, Exercise Price $67.50	(35)	(14,350)
Quanta Services, Inc.
Expiration: August 2015, Exercise Price $23.00	(103)	(1,545)
Schlumberger Ltd.
Expiration: January 2016, Exercise Price $70.00	(33)	(3,531)
SPDR S&P 500 ETF Trust
Expiration: June 2015, Exercise Price $204.00	(81)	(1,701)
Expiration: July 2015, Exercise Price $180.00 (a)	(105)	(2,415)
Expiration: January 2016, Exercise Price $183.00	(1,713)	(607,259)
Sprint Corp.
Expiration: January 2016, Exercise Price $5.00	(131)	(10,153)
Target Corp.
Expiration: January 2016, Exercise Price $67.50	(69)	(9,936)
Time Warner, Inc.
Expiration: January 2016, Exercise Price $72.50	(19)	(3,306)
United Parcel Service, Inc.
Expiration: January 2016, Exercise Price $100.00	(24)	(14,520)
Verizon Communications, Inc.
Expiration: January 2016, Exercise Price $43.00	(85)	(6,885)
Viacom, Inc.
Expiration: January 2016, Exercise Price $60.00	(19)	(4,560)
Walgreens Boots Alliance, Inc.
Expiration: January 2016, Exercise Price $70.00	(69)	(8,004)
Wal-mart Stores, Inc.
Expiration: January 2016, Exercise Price $80.00	(29)	(22,113)
Walt Disney Co.

Expiration: January 2016, Exercise Price $85.00	(20)	(2,120)
Wells Fargo & Co.
Expiration: January 2016, Exercise Price $47.00	(62)	(5,084)
		(1,049,270)
Total Options Written (Premiums Received $2,792,728)		$(1,550,832)

(a)	Contract held by Aurora Horizons Fund CFC Ltd.

Aurora Horizons Fund
Consolidated Schedule of Open Forward Currency Contracts
May 31, 2015 (Unaudited)

Purchase Contracts:
		Forward	Currency	U.S. $	Currency	U.S. $	Unrealized
	Notional	Expiration	to be	Value at	to be	Value on	Appreciation
Counterparty of contract	Amount	Date	Received	May 31, 2015	Delivered	Origination Date	(Depreciation)
U.S. Bank	156,366	6/12/2015	AUD	119,461	USD	120,521	(1,060)
Morgan Stanley & Co., Inc. (a)	2,708,000	6/19/2015	AUD	2,068,093	USD	2,106,903	(38,810)
Morgan Stanley & Co., Inc. (a)	773,000	6/19/2015	CAD	621,361	USD	628,059	(6,698)
U.S. Bank	330,717	6/12/2015	CHF	352,042	USD	347,924	4,118
U.S. Bank	275,000	6/17/2015	CHF	292,787	USD	291,954	833
Morgan Stanley & Co., Inc. (a)	3,878,000	6/19/2015	CHF	4,129,134	USD	4,050,854	78,280
U.S. Bank	185,000	6/17/2015	EUR	203,234	USD	203,053	181
Morgan Stanley & Co., Inc. (a)	2,002,000	6/19/2015	EUR	2,199,385	USD	2,150,901	48,484
U.S. Bank	290,000	6/17/2015	GBP	443,174	USD	427,191	15,983
Morgan Stanley & Co., Inc. (a)	3,467,000	6/19/2015	GBP	5,298,154	USD	5,231,879	66,275
Morgan Stanley & Co., Inc. (a)	486,896,000	6/19/2015	JPY	3,924,031	USD	4,031,001	(106,970)
Morgan Stanley & Co., Inc. (a)	5,853,000	6/19/2015	MXN	379,496	USD	384,108	(4,612)
Morgan Stanley & Co., Inc. (a)	2,016,000	6/19/2015	NZD	1,427,432	USD	1,522,795	(95,363)
TOTAL PURCHASE CONTRACTS							$(39,359)

Sale Contracts:
		Forward	Currency	U.S. $	Currency	U.S. $	Unrealized
	Notional	Expiration	to be	Value at	to be	Value on	Appreciation
Counterparty of contract	Amount	Date	Received	May 31, 2015	Delivered	Origination Date	(Depreciation)
U.S. Bank	708,913	6/12/2015	USD	(541,597)	AUD	(536,009)	(5,588)
Morgan Stanley & Co., Inc. (a)	4,398,000	6/19/2015	USD	(3,358,742)	AUD	(3,361,470)	2,728
Morgan Stanley & Co., Inc. (a)	2,464,000	6/19/2015	USD	(1,980,639)	CAD	(2,000,163)	19,524
U.S. Bank	1,173,330	6/12/2015	USD	(1,248,987)	CHF	(1,176,979)	(72,008)
U.S. Bank	650,000	6/17/2015	USD	(692,042)	CHF	(652,043)	(39,999)
Morgan Stanley & Co., Inc. (a)	2,394,000	6/19/2015	USD	(2,549,032)	CHF	(2,424,250)	(124,782)
U.S. Bank	2,890,500	6/17/2015	USD	(3,175,400)	EUR	(3,090,297)	(85,103)
Morgan Stanley & Co., Inc. (a)	1,631,000	6/19/2015	USD	(1,791,806)	EUR	(1,783,144)	(8,662)
U.S. Bank	305,000	6/17/2015	USD	(466,097)	GBP	(456,520)	(9,577)
Morgan Stanley & Co., Inc. (a)	3,159,000	6/19/2015	USD	(4,827,478)	GBP	(4,730,335)	(97,143)
Morgan Stanley & Co., Inc. (a)	624,382,000	6/19/2015	USD	(5,032,069)	JPY	(5,189,576)	157,507
Morgan Stanley & Co., Inc. (a)	18,222,000	6/19/2015	USD	(1,181,476)	MXN	(1,178,848)	(2,628)
Morgan Stanley & Co., Inc. (a)	3,150,000	6/19/2015	USD	(2,230,363)	NZD	(2,327,523)	97,160
TOTAL SALES CONTRACTS							$(168,571)
TOTAL NET FORWARD CONTRACTS							$(207,930)

(a) Contract held by Aurora Horizons Fund CFC Ltd.

Abbreviations:
AUD = Australian Dollar
CAD = Canadian Dollar
CHF = Swiss Franc
EUR = Euro
GBP = British Pound
JPY = Japanese Yen
MXN = Mexican Peso
NZD = New Zealand Dollar
USD = U.S. Dollar

Aurora Horizons Fund
Consolidated Schedule of Open Futures Contracts
May 31, 2015 (Unaudited)

	Number of
	Contracts			Unrealized
	Purchased /	Notional	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)
10-Year US Treasury Note (a)	6	766,125	Sep-15	6,086
5-Year US Treasury Note (a)	16	1,915,625	Sep-15	8,002
90 Day Euro Future (a)	136	134,422,400	Sep-16	2,396
Brent Crude Futures (a)	7	458,920	Jul-15	(4,940)
CAC 40 10 Euro Future (a)	9	492,702	Jun-15	805
Canadian 10 Year Bond Future (a)	5	566,500	Sep-15	8,563
Cocoa Futures (a)	8	257,627	Jul-15	17,915
Electrolytic Copper Future (a)	1	150,413	Sep-15	(10,290)
E-Mini DJIA Future (a)	9	810,405	Jun-15	(9,642)
E-Mini S&P 500 Futures (a)	6	631,800	Jun-15	(2,349)
Euro STOXX 50 Future (a)	10	391,214	Jun-15	(9,498)
Euro-Bobl Future (a)	23	3,254,860	Jun-15	13,403
Euro-Bund Futures (a)	2	341,417	Jun-15	3,722
FTSE 100 Index Futures (a)	3	319,336	Jun-15	(347)
Gasoline RBOB Futures (a)	4	346,534	Jul-15	7,068
Hang Seng Index Future (a)	4	700,676	Jun-15	(25,523)
Low Sulfur Gas Oil Futures (a)	10	593,500	Jul-15	(8,140)
NASDAQ 100 E-Mini Futures (a)	7	631,540	Jun-15	(258)
NY Harbor ULSD Futures (a)	6	491,324	Jul-15	1,625
Russell 2000 Mini Index Futures (a)	8	995,440	Jun-15	(4,174)
SGX Nikkei 225 Future (a)	10	828,667	Jun-15	51,450
Silver Futures (a)	1	83,505	Jul-15	478
Three Month Euro Euribor Interest Rate Future (a)	74	20,310,381	Sep-16	(5,073)
Three Month Sterling Interest Rate Futures (a)	21	3,969,917	Sep-16	2,117
Tokyo Price Index Future (a)	7	942,432	Jun-15	74,515
Zinc Futures (a)	5	272,875	Jun-15	(16,183)
Zinc Futures (a)	1	54,763	Sep-15	(3,153)
Total Futures Contracts Purchased		$175,000,898		$98,575

5-Year U.S. Treasury Note	(13)	(1,563,352)	Jun-15	128
10 Year Commonwealth Treasury Bond Future Contract (a)	(12)	(1,178,921)	Jun-15	(16,721)
CME Ultra Long Term U.S. Treasury Bond Future	(31)	(5,012,313)	Jun-15	241,650
Coffee 'C' Future (a)	(9)	(434,025)	Sep-15	(5,649)
Corn Future (a)	(17)	(298,775)	Jul-15	9,305
Cotton Future - No. 2 (a)	(2)	(64,640)	Dec-15	(405)
E-Mini S&P 500 Futures	(61)	(6,423,300)	Jun-15	(168,297)
Gold 100 oz. Future (a)	(6)	(713,880)	Aug-15	9,327
Long Gilt Futures (a)	(11)	(1,980,498)	Sep-15	(13,170)
Natural Gas Futures (a)	(11)	(290,620)	Jul-15	25,596
Primary Aluminum Future (a)	(11)	(469,769)	Jun-15	25,300
Soybean Futures - No. 2 (a)	(7)	(326,900)	Jul-15	13,506
Soybean Meal Futures (a)	(5)	(152,850)	Jul-15	5,517
Soybean Oil Future (a)	(4)	(79,992)	Jul-15	(3,167)
Sugar Future - No. 11 (a)	(9)	(123,782)	Oct-15	(808)
U.S. Treasury Long Bond Futures	(2)	(314,375)	Jun-15	(3,317)
U.S. Treasury Long Bond Futures (a)	(5)	(778,125)	Sep-15	(14,007)
Wheat Future (a)	(3)	(74,813)	Jul-15	6,455
Wheat Futures (a)	(12)	(286,200)	Jul-15	16,255
WTI Crude Future (a)	(7)	(422,100)	Jul-15	355
Total Futures Contracts Sold		$(20,989,230)		$127,853
Total Net Future Contracts		$154,011,668		$226,428

(a) Contract held by Aurora Horizons Fund CFC Ltd.

Aurora Horizons Fund
Consolidated Schedule of Total Return Swaps
May 31, 2015 (Unaudited)

The below are USD based swaps:
					U.S. $
	Pay/Receive		U.S. $		Unrealized
	Total Return on	Financing	Notional	Number of	Appreciation/
Reference Entity (a)	Reference Entity	Rate	Amount	Shares/Units	(Depreciation)
3D Systems Corp.	Receive	25.160%	(109,350)	(5,000)	$34,894
8x8, Inc.	Receive	0.230%	(132,606)	(15,900)	(5,566)
AAC Holdings, Inc.	Receive	3.040%	(151,554)	(3,900)	(38,003)
Advaxis, Inc.	Receive	5.860%	(125,800)	(5,000)	(21,459)
AT&T, Inc. (b)	Receive	0.138%	(840,013)	(24,320)	(11,815)
Beacon Roofing Supply, Inc.	Receive	0.230%	(62,720)	(2,000)	3,520
BioCryst Pharmaceuticals, Inc.	Receive	0.498%	(163,666)	(14,600)	19,747
Bio-Reference Laboratories, Inc.	Receive	1.606%	(116,270)	(3,500)	(10,839)
Boulder Brands, Inc.	Receive	0.230%	(129,080)	(14,000)	47,840
Career Education Corp.	Receive	0.230%	(113,100)	(30,000)	57,393
DIRECTV (b)	Pay	0.533%	1,162,308	12,767	47,513
Dorman Products, Inc.	Receive	0.750%	(116,650)	(2,500)	4,915
Ebix, Inc.	Receive	4.661%	(160,200)	(4,500)	(28,438)
Enphase Energy, Inc.	Receive	1.210%	(94,700)	(10,000)	32,649
Exact Sciences Corp.	Receive	4.537%	(199,874)	(7,400)	(37,796)
Francesca's Holdings Corp.	Receive	0.230%	(180,205)	(11,500)	(5,705)
Freshpet, Inc.	Receive	42.247%	(158,720)	(8,000)	10,684
iBoxx Liquid High Yield Index	Receive	-	(498,515)	(2,086)	39
Insys Therapeutics, Inc.	Receive	1.660%	(119,200)	(2,000)	(9,949)
Interactive Intelligence Group, Inc.	Receive	0.230%	(177,243)	(4,100)	(8,453)
iRobot Corp.	Receive	3.600%	(127,800)	(4,000)	26,874
iShares Russell 2000 ETF (b)	Receive	0.882%	(1,388,276)	(11,203)	31,029
iShares U.S. Real Estate ETF (b)	Receive	0.647%	(1,345,714)	(17,888)	58,487
Itron, Inc.	Receive	0.230%	(125,615)	(3,500)	15,301
K12, Inc.	Receive	0.230%	(150,590)	(11,000)	24,522
Keryx Biopharmaceuticals, Inc.	Receive	12.310%	(124,800)	(12,000)	64,882
MiMedx Group, Inc.	Receive	1.817%	(172,845)	(16,700)	(38,332)
Mindray Medical International Ltd.	Receive	2.357%	(80,910)	(3,000)	13,590
Netgear, Inc.	Receive	0.230%	(92,970)	(3,000)	11,340
NewLink Genetics Corp.	Receive	4.450%	(86,300)	(2,000)	4,564
Novadaq Technologies, Inc.	Receive	0.645%	(80,080)	(8,000)	47,390
Omeros Corp.	Receive	4.591%	(119,100)	(6,000)	(12,457)
Overstock.com, Inc.	Receive	0.978%	(138,432)	(6,400)	(9,850)
Pacific Biosciences of California	Receive	0.230%	(112,800)	(20,000)	80
Papa Murphy's Holdings, Inc.	Receive	10.133%	(120,260)	(7,000)	(19,990)
Potbelly Corp.	Receive	2.274%	(140,500)	(10,000)	(17,520)
Raptor Pharmaceuticals Corp.	Receive	2.741%	(198,191)	(16,100)	(13,542)
Ruby Tuesday, Inc.	Receive	0.230%	(112,320)	(18,000)	23,647
Sequenom, Inc.	Receive	4.160%	(67,000)	(20,000)	17,404
Sportsman's Warehouse Holdings, Inc.	Receive	2.221%	(135,660)	(14,000)	(36,724)
Stamps.com, Inc.	Receive	0.230%	(167,148)	(2,484)	(82,795)
Synergy Resources Corp.	Receive	0.230%	(126,610)	(11,000)	11,631
Tangoe, Inc.	Receive	0.230%	(147,436)	(11,600)	23,508
The Chefs' Warehouse, Inc.	Receive	0.558%	(146,250)	(7,800)	30,478
Tile Shop Holdings, Inc.	Receive	0.328%	(162,110)	(13,000)	9,148
Trex Company, Inc.	Receive	0.400%	(183,678)	(3,630)	(67,556)
Wayfair, Inc.	Receive	9.190%	(119,560)	(4,000)	(13,916)
Web.com Group, Inc.	Receive	0.230%	(113,350)	(5,000)	(36,236)
Total Net Total Return Swaps - USD Based					$146,128

The below are GBP based swaps:
					U.S. $
	Pay/Receive		Pound £		Unrealized
	Total Return on	Financing	Notional	Number of	Appreciation/
Reference Entity (a)(b)	Reference Entity	Rate	Amount	Shares/Units	(Depreciation)
SABMiller PLC	Pay	0.904%	360,895	10,329	(31,214)
Smith & Nephew PLC	Pay	0.904%	246,013	21,208	3,827
Total Net Total Return Swaps - GBP Based					$(27,387)

(a) Morgan Stanley is the counterparty for these open total return swaps.
(b) Reset monthly based on the terms of the contract.

GBP = British Pound
USD = U.S. Dollar

Aurora Horizons Fund
Schedule of Credit Default Swaps
May 31, 2015 (Unaudited)

The below are USD based swaps:
					U.S. $
			U.S. $	U.S. $	Unrealized
	Expiration	Interest Rate	Notional	Premium	Appreciation
Reference Entity (a)	Date	Received/(Paid)	Amount	Paid/(Received)	(Depreciation)
Buy Protection
Campbell Soup Co.	12/20/2019	(1.000)%	$946,000	$(15,645)	$(7,714)
3.050%, 07/15/2017
Coco-Cola Refreshments USA, Inc.	12/20/2019	(1.000)%	473,000	(15,028)	(2,006)
7.125%, 08/01/2017
Darden Restaurants, Inc.	12/20/2019	(1.000)%	473,000	23,132	(25,275)
6.000%, 08/15/2035
The Hershey Co.	3/20/2019	(1.000)%	350,000	(8,529)	(1,604)
4.850%, 08/15/2015
Valero Energy Corp.	12/20/2019	(1.000)%	556,000	7,383	(10,604)
8.750%, 06/15/2030
Total Buy Protection			$2,798,000	$(8,687)	$(47,203)

Sell Protection
Clear Channel Communications, Inc.	12/20/2015	5.000%	$(907,000)	(1,822)	4,565
6.875%, 06/15/2018
Ford Motor Co.	12/20/2019	5.000%	(204,000)	32,995	3,947
6.500%, 08/01/2018
International Lease Finance Corp.	9/20/2019	5.000%	(192,000)	23,766	4,765
8.250%, 12/15/2020
K Hovnanian Enterprises, Inc.	3/20/2020	5.000%	(210,000)	(9,638)	(2,326)
8.625%, 01/15/2017
Supervalu, Inc.	6/20/2020	5.000%	(576,000)	54,200	4,724
6.750%, 06/01/2021
TRW Automotive, Inc.	9/20/2019	1.000%	(489,000)	(987)	10,497
7.250%, 03/15/2017
Total Sell Protection			$(2,578,000)	$98,514	$26,172

The below are EUR based swaps:
					U.S. $
			Euro €	U.S. $	Unrealized
	Expiration	Interest Rate	Notional	Premium	Appreciation
Reference Entity (a)	Date	Received/(Paid)	Amount	Paid/(Received)	(Depreciation)
Wind Acquisition Finance SA	6/20/2019	5.000%	(605,000)	61,835	20,021
11.750%, 07/15/2017
Wind Acquisition Finance SA	3/20/2019	5.000%	(336,000)	34,514	9,447
11.750%, 07/15/2017
Total Sell Protection			€ (941,000)	$96,349	$29,468

(a) Morgan Stanley is the counterparty for these open credit default swaps.

EUR = Euro
USD = U.S. Dollar

The cost basis of investments for federal income tax purposes at May 31, 2015 was as follows*:

Cost of investments	$ 167,106,355
Gross unrealized appreciation on futures	551,539
Gross unrealized appreciation on forwards	491,073
Gross unrealized appreciation on swaps	734,862
Gross unrealized appreciation on investments	12,339,975
Gross unrealized appreciation on short positions	296,007
Gross unrealized appreciation on options	1,598,586
Gross unrealized depreciation on futures	(325,111)
Gross unrealized depreciation on forwards	(699,003)
Gross unrealized depreciation on swaps	(607,684)
Gross unrealized depreciation on investments	(3,629,103)
Gross unrealized depreciation on short positions	(636,824)
Gross unrealized depreciation on options	(1,749,495)
Net unrealized appreciation	$ 8,364,822

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.
The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Aurora Horizons Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is that it seeks to preserve capital while generating consistent long-term capital growth with moderate volatility and moderate directional exposure to global equity and bond markets. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on March 27, 2013.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When a security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).
NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Futures contracts are valued at the last sale price at the closing of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and asked prices as of the close on such exchange or board of trade. Swap agreements are priced by an approved independent pricing service. Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer;
general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase;
trading activity and prices of similar securities or financial instruments.

GAAP requires enhanced disclosures about the Fund's derivative activities, including how such activities are accounted for and their effect on the Fund's financial position and results of operations. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund enters into written call options to hedge against changes in the value of equities.
The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income. Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default. The Fund may also purchase put options to provide protection against adverse price effects from anticipated changes in prices of securities.

The Fund may purchase and write call and put options on securities and indices and enter into related closing transactions. As a holder of a call option, the
Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the
Fund has the obligation to sell the security at the exercise price during the exercise period in the event the option is exercised. As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period in the event the option is exercised. When the
Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium is deducted from the cost basis of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When purchasing options, the Fund will recognize a realized loss equal to the premium paid to purchase the option, if the option expires unexercised. The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss. If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Fund has a realized gain or loss.

The Fund may enter into futures contracts traded on domestic or international exchanges, including stock index futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index.
As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time. Futures contracts also expose the Fund to counterparty credit risk. The Fund will not enter into these contracts unless they own either 1) an offsetting position in the securities or 2) cash and liquid assets with a value marked-to-market daily, sufficient to cover their potential obligations.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into various swap transactions for investment purposes to manage equity risk. These would be two-party contracts entered into primarily to exchange the returns
(or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.
The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss.

Over-the-counter financial derivative instruments, such as foreign currency contracts or swaps agreements, derive their value from underlying price indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or a Pricing Service. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a Pricing Service using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, fair value measured by the difference between the forward exchange rates at the dates of the entry into the contracts and the forward rates at the reporting date.

The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that amount is positive.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.
Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the
Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.
The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of the securities investment sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the this schedule of investments.
The Fund is liable for any dividends or interest payable on securities while those securities are in a short position.

This schedule of investments include the accounts of Aurora Horizons Fund CFC LTD (the “Subsidiary”), a wholly-owned and controlled subsidiary of Aurora Horizons Fund.
Aurora Horizons Fund may invest up to 25% of its total assets in its Subsidiary. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments and other investments consistent with Aurora Horizons Fund’s investment objectives and policies. As of May 31, 2015, the Subsidiary’s net assets were
$16,548,058, which represented approximately 9.66% of Aurora Horizons Fund’s net assets. The Subsidiary is an exempted Cayman investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, the Subsidiary’s net income and capital gains will be included each year in Aurora Horizons Fund’s investment company taxable income.

(“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Summary of Fair Value Exposure at May 31, 2015

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2015, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks (1)	$100,513,048	$-	$-	$100,513,048
Rights	17,420	-	-	17,420
Corporate Bonds (1)	-	15,639,482	-	15,639,482
Municipal Bonds (1)	-	3,383,294	-	3,383,294
Bank Loans	-	3,443,952	-	3,443,952
Investment Companies	586,244	-	-	586,244
Purchased Options (3)	2,060,647	6,547		2,067,194
Exchange-Traded Funds	328,307	-	-	328,307
Short-Term Investments	48,344,500	-	-	48,344,500
Warrants	100,980			100,980
Total Assets	$151,951,146	$22,473,275	$-	$174,424,421

Liabilities
Securities Sold Short
Common Stock (1)	$14,029,314	$-	$-	$14,029,314
Corporate Bonds (1)	-	1,078,025	-	1,078,025
Exchange-Traded Funds	13,834,734	-	-	13,834,734
Options Written (3)	605,661	945,171	-	1,550,832
Total Liabilities	$28,469,709	$2,023,196	$-	$30,492,905

Other Financial Instruments (2)
Forwards	$-	$(207,930)	$-	$(207,930)
Futures	226,428	-	-	226,428
Swaps	-	127,178	-	127,178
Total Other Financial Insruments	$226,428	$(80,752)	$-	$145,676

(1)	See the Consolidated Schedule of Investments for industry/geographic classifications.
(2)	Reflected at the net unrealized appreciation (depreciation) on the instruments.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended May 31, 2015 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

It is the Fund's policy to record transfers between levels at the end of the reporting period.

Transfers as of May 31, 2015 are summarized in the table below:

Transfers into Level 1	$35,463
Transfers out of Level 1	(811,459)
Net Transfers in and/or out of Level 1	$(775,996)

Transfers into Level 2	$811,459
Transfers out of Level 2	(35,463)
Net transfers in and/or out of Level 2	$775,996

(3)
Options are valued at the composite price which looks at the last trades on the exchanges where each option is traded. If there are no trades for the option on a given business day composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where each option is traded.
Options are classified as Level 1 when composite pricing is based on the last trade and are classified as Level 2 when based on the mean price. The transfers in and out of Level 1 and 2 are a result of the different pricing methodologies.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of May 31, 2015 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Equity Contracts - Options	Investments, at value	$2,067,194	Written options, at value	$1,550,832
Equity - Futures	Net assets- Unrealized appreciation*	126,770	Net assets- Unrealized depreciation*	220,088
Equity - Swaps	Appreciation on open swap contracts	676,896	Depreciation on open swap contracts	558,155
Commodity Contracts - Futures	Net assets- Unrealized appreciation*	138,702	Net assets- Unrealized depreciation*	52,735
Interest Rate Contracts - Futures	Net assets- Unrealized appreciation*	286,067	Net assets- Unrealized depreciation*	52,288
Foreign Exchange Contracts - Forward Currency Contracts	Appreciation on forward currency exchange contracts	491,073	Depreciation on forward currency exchange contracts	699,003
Credit Contracts - Swaps	Appreciation on open swap contracts	57,966	Depreciation on open swap contracts	49,529

Total		$3,844,668		$3,182,630

*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts.

The effect of derivative instruments on the income for the period March 1, 2015 through May 31, 2015 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Forward Currency Contracts	Total
Foreign Exchange Contracts	$-	$-	$-	$-	$943,207	$943,207
Equity Contracts	(674,661)	132,780	488,879	(352,283)	-	(405,285)
Credit Contracts	-	-	-	19,518	-	19,518
Commodity Contracts	-	-	(3,135)	-	-	(3,135)
Interest Rate Contracts	-	-	(235,950)	-	-	(235,950)
Total	$(674,661)	$132,780	$249,794	$(332,765)	$943,207	$318,355

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Forward Currency Contracts	Total
Foreign Exchange Contracts	-	-	-	-	(752,228)	(752,228)
Equity Contracts	(312,489)	555,237	(228,396)	$304,574	-	318,926
Credit Contracts	-	-	-	661	-	661
Commodity Contracts	-	-	78,729	-	-	78,729
Interest Rate Contracts	-	-	130,772	-	-	130,772
Total	$(312,489)	$555,237	$(18,895)	$305,235	$(752,228)	$(223,140)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
  John Buckel,  President

Date     July 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
   John Buckel,  President

Date     July 27, 2015

By (Signature and Title)* /s/ Jennifer Lima
             Jennifer Lima, Treasurer

Date     July 27, 2015

* Print the name and title of each signing officer under his or her signature.